Revenue from Contracts with Customers - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue		$ 88,143	$ 77,596
US [Member]
Disaggregation of Revenue [Line Items]
Revenue	[1]	70,193	68,203
International [Member]
Disaggregation of Revenue [Line Items]
Revenue		17,950	9,393
Mobile [Member]
Disaggregation of Revenue [Line Items]
Revenue		60,437	63,330
Web [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 27,706	$ 14,266

[1]	Geographic location is presented as being derived from the U.S. when data is not available.